CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Cash flows from operating activities:
Net Income (Loss)	¥ (102,376)	$ (14,025)	¥ (475,968)	¥ (300,765)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Depreciation and amortization	131,809	18,058	86,268	53,634
Share-based compensation	116,064	15,901	234,624	105,219
(Reversal of) provision for allowance for credit loss	15,619	2,140	43,004	(1,810)
Loss from disposal of property and equipment	1,885	258	0	369
Fair value change of short-term investments	(195)	(27)	(15,095)	4,878
Share of loss in equity method investee	13	2	45	45
Foreign exchange gain, net	(2,591)	(355)	(9)	(5,868)
Non-cash lease expenses	37,375	5,120	34,355	30,260
Inventory write-down	2,222	304	9,290	39,431
Gain from disposal of subsidiary	0	0	(6,129)	0
Changes in operating assets and liabilities:
Notes receivable	(22,341)	(3,061)	0	0
Accounts receivable	(243,339)	(33,337)	(90,750)	(390,859)
Contract assets	0	0	(7,088)	134,244
Inventories	26,695	3,657	145,977	(305,553)
Prepayments and other current assets	17,002	2,329	(82,646)	(33,556)
Other non-current assets	2,173	298	(3,178)	2,883
Amounts due to related parties	(5,026)	(689)	0	0
Contract liabilities	(46,942)	(6,431)	39,545	(91,737)
Deferred tax liabilities	0	0	(35)	(27)
Accounts payable	75,012	10,277	61,529	128,863
Notes payable	2,841	389	0	0
Accrued expenses and other current liabilities	88,907	12,180	80,297	(41,074)
Operating leases liabilities	(33,758)	(4,625)	(34,595)	(30,103)
Other non-current liabilities	2,454	336	37,820	5,511
Net cash (used in) provided by operating activities	63,503	8,699	57,261	(696,015)
Cash flows from investing activities:
Purchases of short-term investments	(2,548,575)	(349,153)	(5,100,868)	(5,586,764)
Maturity of short-term investments	3,775,809	517,284	4,479,302	6,978,764
Purchases of property and equipment	(259,541)	(35,557)	(406,748)	(231,210)
Purchases of intangible assets	(11,817)	(1,619)	(7,925)	(9,180)
Proceeds from government subsidies after capital expenditure	0	0	15,893	0
Purchases of equity securities	0	0	0	(30,000)
Advances to a related party	0	0	0	(1,964)
Cash inflow from disposal of subsidiary	0	0	14,407	0
Cash outflow from acquisition of subsidiary, net of cash acquired of RMB 571	0	0	(54,454)	0
Net cash provided by (used in) investing activities	955,876	130,955	(1,060,393)	1,119,646
Cash flows from financing activities:
Cash distribution to shareholders of Shanghai Hesai in connection with the 2021 Reorganization	0	0	(17,506)	0
Cash contribution from shareholders in connection with the 2021 Reorganization	0	0	17,506	0
Proceeds from issuance of ordinary shares of Hesai Group	0	0	1,225,470	0
Proceeds from long-term borrowings	120,275	16,477	264,910	18,472
Repayment of long-term borrowings	(20,157)	(2,761)	0	0
Proceeds from short-term borrowings	234,100	32,072	111,682	0
Repayment of short-term borrowings	(117,682)	(16,122)	0	0
Payment of offering costs	0	0	(22,828)	(3,296)
Proceeds from issuance of ordinary shares upon the exercise of share options	34,139	4,677	2,872	0
Government subsidies received in advance of capital expenditure	0	0	8,250	0
Net cash provided by financing activities	250,675	34,343	1,590,356	15,176
Net increase in cash and cash equivalents	1,270,054	173,997	587,224	438,807
Cash, cash equivalents and restricted cash, beginning of the year	1,558,124	213,462	913,277	449,352
Effect of foreign exchange rate changes on cash, cash equivalents and restricted cash	14,382	1,970	57,623	25,118
Cash, cash equivalents and restricted cash, end of the year	2,842,560	389,429	1,558,124	913,277
Cash paid during the year for:
Income taxes	425	58	0	(1,230)
Interest (net of capitalized amount of RMB 11, RMB 4,433 and RMB 1,511 for the years ended December 31, 2022, 2023 and 2024, respectively)	8,054	1,103	3,069	0
Supplemental disclosure of non-cash investing and financing activities:
Accrued purchases of property and equipment	124,333	17,034	179,839	102,181
Accrued offering cost	¥ 0	$ 0	¥ 0	¥ 480